Tema ETF Trust
Tema American Reshoring ETF
Schedule of Investments
November 30, 2023 (Unaudited)

Investments	Number of Shares	Value
COMMON STOCKS - 99.2%
Aerospace & Defense - 3.0%
Boeing Co. (The)*	1,368	$316,870
Air Freight & Logistics - 2.7%
GXO Logistics, Inc.*	5,040	283,550
Building Products - 2.5%
Allegion plc - ADR^	2,484	263,528
Chemicals - 4.8%
Linde plc - ADR^	1,224	506,454
Commercial Services & Supplies - 3.0%
Clean Harbors, Inc.*	1,944	314,267
Construction & Engineering - 6.0%
API Group Corp.*	8,136	246,928
Fluor Corp.*	9,900	376,497
		623,425
Construction Materials - 13.1%
CRH plc - ADR*^	9,108	571,527
Summit Materials, Inc., Class A*	8,856	307,215
Vulcan Materials Co.	2,304	492,042
		1,370,784
Electrical Equipment - 15.4%
ABB Ltd.^	7,452	295,374
Eaton Corp. plc - ADR^	2,628	598,369
Emerson Electric Co.	3,204	284,836
Rockwell Automation, Inc.	1,584	436,297
		1,614,876
Electronic Equipment, Instruments & Components - 1.1%
Flex Ltd. - ADR*^	4,320	109,944
Ground Transportation - 2.9%
Union Pacific Corp.	1,332	300,060
Hotels, Restaurants & Leisure - 2.5%
Compass Group plc^	10,394	262,832
Machinery - 23.9%
Caterpillar, Inc.	1,224	306,881
Federal Signal Corp.	5,076	349,939
Ingersoll Rand, Inc.	4,572	326,578
Lincoln Electric Holdings, Inc.	1,584	313,727
Parker-Hannifin Corp.	792	343,079
SPX Technologies, Inc.*	3,744	319,401
Terex Corp.	5,652	279,774
Timken Co. (The)	3,528	255,427
		2,494,806
Metals & Mining - 3.0%
ATI, Inc.*	7,128	313,276
Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR^	1,044	101,592
Trading Companies & Distributors - 14.3%
Applied Industrial Technologies, Inc.	3,456	553,202
Fastenal Co.	4,968	297,931
Herc Holdings, Inc.	2,628	324,978
WESCO International, Inc.	2,052	319,804
		1,495,915
TOTAL COMMON STOCKS (Cost $9,398,527)		10,372,179

SHORT-TERM INVESTMENTS - 0.8%
Money Market Fund
First American Treausry Obligations Fund - Class X, 5.277% (a)	86,137	86,137
TOTAL MONEY MARKET FUNDS (Cost $86,137)		86,137

TOTAL INVESTMENTS (Cost $9,484,664) - 100.0%		10,458,316
OTHER ASSETS LESS LIABILITIES - 0.0% (b)		497
NET ASSETS - 100.0%		$10,458,813

* Non-income producing security.
^ Foreign security.
(a) 7-day net yield.
(b) Represents less than 0.05%.
ADR - American Depositary Receipt
plc - Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Tema Oncology ETF
November 30, 2023 (Unaudited)
ALLOCATION BY SECTOR

Sector	Percentage of Total Net Assets
Industrials	73.7%
Materials	20.9%
Consumer Discretionary	2.5%
Information Technology	2.1%
Money Market Fund and Other Assets and Liabilities	0.8%
Total	100.0%

ALLOCATION BY COUNTRY

Country	Percentage of Total Net Assets
United States	74.1%
Ireland	18.5%
Switzerland	2.8%
United Kingdom	2.5%
Taiwan	1.0%
Singapore	1.1%
Other(1)(2)	0.0%
Total	100.0%

(1) Includes cash and net other assets (liabilities).
(2) Represents less than 0.05%.

Tema ETF Trust
Tema American Reshoring ETF
Notes to Quarterly Schedule of Investments
November 30, 2023 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund's (observable inputs) and (2) the Fund's’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund's have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2023:

Tema American Reshoring ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$10,372,179	$-	$-	$10,372,179
Money Market Fund	86,137	-	-	86,137
Total Investments	$10,458,316	$-	$-	$10,458,316

* See Schedule of Investments for segregation by industry.